UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/06

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            02/09/07


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	$466994
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      170  4747.00 SH       SOLE                  4747.00
Aflac Inc                      COM              001055102    14671 318926.00SH       SOLE                318926.00
Altria Group Inc               COM              02209S103      159  1850.00 SH       SOLE                  1850.00
American Electric Power        COM              025537101      110  2575.00 SH       SOLE                  2575.00
American Int'l Group           COM              026874107    15355 214282.00SH       SOLE                214257.00
Amphenol Corporation           COM              032095101    11094 178712.00SH       SOLE                178687.00
Apache Corp                    COM              037411105    11291 169770.00SH       SOLE                169745.00
Automatic Data Proc            COM              053015103      267  5425.00 SH       SOLE                  5425.00
Avery Dennison                 COM              053611109      253  3726.00 SH       SOLE                  3726.00
BP Amoco Plc Sponsored Adr     COM              055622104      202  3005.00 SH       SOLE                  3005.00
Bank of America Corp           COM              060505104    16244 304260.00SH       SOLE                304260.00
Bellsouth                      COM              079860102      213  4518.00 SH       SOLE                  4518.00
Berkshire Hills Bancorp        COM              084680107       92  2741.00 SH       SOLE                  2741.00
Biomet Inc                     COM              090613100    14989 363197.00SH       SOLE                363172.00
Boeing Co                      COM              097023105      720  8100.00 SH       SOLE                  8100.00
Bristol Myers Squibb           COM              110122108      378 14376.00 SH       SOLE                 14376.00
Canadian National Railway      COM              136375102      943 21925.00 SH       SOLE                 21925.00
Carnival Corp                  COM              143658300     2140 43625.00 SH       SOLE                 43600.00
Chevron Corp                   COM              166764100       81  1104.00 SH       SOLE                  1104.00
Chicopee Bancorp Inc           COM              168565109       36  2300.00 SH       SOLE                  2300.00
Chittenden Corp                COM              170228100      759 24743.00 SH       SOLE                 24743.00
Cintas Corp                    COM              172908105      744 18745.00 SH       SOLE                 18745.00
Cisco                          COM              17275R102    16679 610270.00SH       SOLE                610245.00
Citigroup Inc                  COM              172967101    18253 327705.00SH       SOLE                327680.00
Coca Cola Co                   COM              191216100    19645 407155.00SH       SOLE                407155.00
ConocoPhillips                 COM              20825C104      167  2322.00 SH       SOLE                  2322.00
Corning Inc                    COM              219350105      391 20900.00 SH       SOLE                 20900.00
Costco Warehouse Corp          COM              22160K105      140  2650.00 SH       SOLE                  2650.00
Dentsply Intl                  COM              249030107       93  3125.00 SH       SOLE                  3125.00
Dominion Resources Inc         COM              25746U109     1645 19625.00 SH       SOLE                 19625.00
Duke Energy Corp               COM              26441C105    22365 673432.00SH       SOLE                673382.00
EMC Corp                       COM              268648102    12344 935155.00SH       SOLE                935080.00
Ecolab                         COM              278865100      120  2650.00 SH       SOLE                  2650.00
ExxonMobil Corp                COM              30231G102    22655 295636.00SH       SOLE                295611.00
First Horizon Natl Corp        COM              320517105       43  1025.00 SH       SOLE                  1025.00
Fortune Brands Inc             COM              349631101     7454 87295.00 SH       SOLE                 87295.00
General Electric               COM              369604103    24506 658599.00SH       SOLE                658574.00
Glaxosmithkline Adr            COM              37733W105     1914 36270.00 SH       SOLE                 36270.00
Golden Star Resources          COM              38119T104      195 66200.00 SH       SOLE                 66200.00
IShares Biotech                COM              464287556    13780 177212.00SH       SOLE                177187.00
Intel Corp                     COM              458140100     3568 176186.00SH       SOLE                176186.00
Johnson & Johnson              COM              478160104    20300 307485.00SH       SOLE                307460.00
Kinder Morgan Energy           COM              494550106       89  1850.00 SH       SOLE                  1850.00
Lowes                          COM              548661107     9648 309714.00SH       SOLE                309689.00
Manulife Financial Corp        COM              56501R106      344 10188.00 SH       SOLE                 10188.00
Marsh & McLennan               COM              571748102      494 16122.00 SH       SOLE                 16122.00
McCormick Co                   COM              579780206      494 12807.00 SH       SOLE                 12807.00
Medtronic Inc                  COM              585055106    18425 344320.00SH       SOLE                344295.00
Microsoft Corp                 COM              594918104    16107 539406.00SH       SOLE                539381.00
Minnesota Mng & Mfg            COM              88579Y101     1859 23856.00 SH       SOLE                 23856.00
Moody's Corp                   COM              615369105    11534 167015.00SH       SOLE                167015.00
NASDAQ 100 Tr Unit Ser 1       COM              631100104     1079 25000.00 SH       SOLE                 25000.00
National Healthcare            COM              636328106        6 30000.00 SH       SOLE                 30000.00
New Plan Excel Rlty Tr         COM              648053106       90  3275.00 SH       SOLE                  3275.00
Nokia Corp Sponsored ADR       COM              654902204     8182 402660.00SH       SOLE                402610.00
Oracle Corp                    COM              68389X105    14209 828985.00SH       SOLE                828935.00
Pfizer Inc                     COM              717081103      305 11785.00 SH       SOLE                 11785.00
Pinnacle West Cap              COM              723484101      125  2475.00 SH       SOLE                  2475.00
Procter & Gamble               COM              742718109    18653 290234.00SH       SOLE                290209.00
Progress Energy Inc            COM              743263105      103  2100.00 SH       SOLE                  2100.00
Progressive Corporation        COM              743315103      277 11425.00 SH       SOLE                 11425.00
Republic Services, Inc.        COM              760759100      172  4225.00 SH       SOLE                  4225.00
Southern Co                    COM              842587107      153  4150.00 SH       SOLE                  4150.00
Spdr Tr Unit Ser 1             COM              78462F103     3505 24746.00 SH       SOLE                 24746.00
St Jude Medical                COM              790849103      219  6000.00 SH       SOLE                  6000.00
Staples Inc                    COM              855030102      469 17550.00 SH       SOLE                 17550.00
Suncor Energy                  COM              867229106      284  3600.00 SH       SOLE                  3600.00
Sysco Corp                     COM              871829107    13102 356430.00SH       SOLE                356405.00
TXU Corp                       COM              873168108      100  1850.00 SH       SOLE                  1850.00
Target Corp                    COM              87612E106      244  4275.00 SH       SOLE                  4275.00
Time Warner Inc                COM              887317105     8496 390100.00SH       SOLE                390050.00
Trinidad Energy Services       COM              89635P100      223 20000.00 SH       SOLE                 20000.00
United Healthgroup Inc         COM              91324P102    17611 327764.00SH       SOLE                327739.00
United Parcel Svc Cl B         COM              911312106    12017 160270.00SH       SOLE                160270.00
United Technologies            COM              913017109     1166 18646.00 SH       SOLE                 18646.00
Verizon Communications         COM              92343V104      115  3084.00 SH       SOLE                  3084.00
WW Wrigley                     COM              982526105     6681 129169.00SH       SOLE                129169.00
Wal-Mart Stores Inc            COM              931142103     2672 57850.00 SH       SOLE                 57850.00
Walt Disney                    COM              254687106    20337 593420.00SH       SOLE                593395.00
Washington Mutual Inc          COM              939322103      108  2375.00 SH       SOLE                  2375.00
Xcel Energy Inc                COM              98389B100      129  5600.00 SH       SOLE                  5600.00